Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000222706
Shareholder Report [Line Items]
Fund Name	Retirement Blend 2020 Fund
Class Name	Investor Class
Trading Symbol	TSBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement Blend 2020 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Blend 2020 Fund - Investor Class	$38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2020 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
7/26/21	10,000	10,000	10,000
8/31/21	10,130	10,011	10,126
11/30/21	10,010	9,951	10,030
2/28/22	9,689	9,603	9,767
5/31/22	9,190	9,040	9,297
8/31/22	8,843	8,858	8,997
11/30/22	8,976	8,673	9,098
2/28/23	8,982	8,670	9,150
5/31/23	9,140	8,847	9,314
8/31/23	9,455	8,753	9,564
11/30/23	9,539	8,776	9,642
2/29/24	10,148	8,958	10,167
5/31/24	10,385	8,962	10,365
8/31/24	10,879	9,391	10,879
11/30/24	11,148	9,379	11,049
2/28/25	11,180	9,479	11,112
5/31/25	11,280	9,451	11,243
8/31/25	11,855	9,686	11,787
11/30/25	12,264	9,914	12,180
2/28/26	12,758	10,072	12,592
5/31/26	13,112	9,936	12,896

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception 7/26/21
Retirement Blend 2020 Fund (Investor Class)	16.24%	5.75%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	-0.13
S&P Target Date 2020 Index (Strategy Benchmark)	14.70	5.39

Performance Inception Date	Jul. 26, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 576,127,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 922,000
InvestmentCompanyPortfolioTurnover	28.50%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$576,127 Number of Portfolio Holdings26
Holdings [Text Block]
Table Summary
Domestic Equity Funds	38.1%
Domestic Bond Funds	33.6
International Bond Funds	13.9
International Equity Funds	13.2
Short-Term and Other	1.2

Largest Holdings [Text Block]
Table Summary
T. Rowe Price QM U.S. Bond Index Fund	15.1%
T. Rowe Price Equity Index 500 Fund	13.5
T. Rowe Price U.S. Limited Duration TIPS Index Fund	12.8
T. Rowe Price International Equity Index Fund	6.4
T. Rowe Price International Bond Fund (USD Hedged)	5.8
T. Rowe Price Growth Stock Fund	5.6
T. Rowe Price Value Fund	5.4
T. Rowe Price Hedged Equity Fund	5.0
T. Rowe Price Dynamic Global Bond Fund	3.5
T. Rowe Price Emerging Markets Bond Fund	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000222707
Shareholder Report [Line Items]
Fund Name	Retirement Blend 2020 Fund
Class Name	I Class
Trading Symbol	TBLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement Blend 2020 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Blend 2020 Fund - I Class	$22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2020 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
7/26/21	500,000	500,000	500,000
8/31/21	506,500	500,558	506,281
11/30/21	500,500	497,555	501,510
2/28/22	484,317	480,173	488,326
5/31/22	459,337	452,013	464,848
8/31/22	442,513	442,914	449,844
11/30/22	449,141	433,671	454,887
2/28/23	449,732	433,491	457,491
5/31/23	457,622	442,327	465,694
8/31/23	473,928	437,629	478,223
11/30/23	478,136	438,788	482,083
2/29/24	508,915	447,914	508,327
5/31/24	520,788	448,102	518,245
8/31/24	546,152	469,562	543,931
11/30/24	559,644	468,955	552,440
2/28/25	561,652	473,930	555,598
5/31/25	566,657	472,563	562,156
8/31/25	596,130	484,288	589,340
11/30/25	616,705	495,691	608,978
2/28/26	641,119	503,600	629,607
5/31/26	659,535	496,821	644,803

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception 7/26/21
Retirement Blend 2020 Fund (I Class)	16.39%	5.88%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	-0.13
S&P Target Date 2020 Index (Strategy Benchmark)	14.70	5.39

Performance Inception Date	Jul. 26, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 576,127,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 922,000
InvestmentCompanyPortfolioTurnover	28.50%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$576,127 Number of Portfolio Holdings26
Holdings [Text Block]
Table Summary
Domestic Equity Funds	38.1%
Domestic Bond Funds	33.6
International Bond Funds	13.9
International Equity Funds	13.2
Short-Term and Other	1.2

Largest Holdings [Text Block]
Table Summary
T. Rowe Price QM U.S. Bond Index Fund	15.1%
T. Rowe Price Equity Index 500 Fund	13.5
T. Rowe Price U.S. Limited Duration TIPS Index Fund	12.8
T. Rowe Price International Equity Index Fund	6.4
T. Rowe Price International Bond Fund (USD Hedged)	5.8
T. Rowe Price Growth Stock Fund	5.6
T. Rowe Price Value Fund	5.4
T. Rowe Price Hedged Equity Fund	5.0
T. Rowe Price Dynamic Global Bond Fund	3.5
T. Rowe Price Emerging Markets Bond Fund	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless